Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 13,628,346	$ 21,790,625	$ 21,567,463
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	6,483,757	10,387,925	11,289,623
Lubricants	1,526,632	2,748,208	2,476,027
Insurances	2,193,393	3,503,257	3,286,750
Tonnage taxes	583,738	872,702	885,881
Other	1,772,907	2,610,911	1,753,810
Total Vessel operating expenses	26,188,773	41,913,628	41,259,554
Voyage Expenses [Abstract]
Brokerage commissions	1,323,613	1,900,940	1,842,495
Brokerage commissions - related party	1,170,615	1,274,384	1,944,288
Port & other expenses	1,561,112	615,838	858,827
Bunkers consumption	319,231	1,114,356	2,713,216
(Gain) / loss on bunkers	(125,715)	146,710	(3,637,549)
Total Voyage expenses	$ 4,248,856	$ 5,052,228	$ 3,721,277